UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Global Industrials Fund

Investor Class (RPGIX)

This annual shareholder report contains important information about Global Industrials Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Industrials Fund - Investor Class	$108	1.05%

What drove fund performance during the past 12 months?

  Global industrials stocks produced generally positive results for the 12-month reporting period, led by strong performance in the U.S. At the sector level, companies in the automobiles, aerospace and defense, and electrical equipment segments performed well.

  Versus the MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net, stock selection and an underweight allocation in the air freight and logistics segment was a significant contributor to the fund’s relative performance. The portfolio benefited from exposure to delivery firm FedEx, which received support from an improving macroeconomic backdrop. Stock selection in the auto components segment also aided relative returns.

  Stock selection in the industrial information technology (IT) and aerospace and defense segments detracted from relative results versus the benchmark. In IT, our position in Uber Technologies was a drag on performance as concerns grew about the ride-hailing company’s access to autonomous vehicle technology. Meanwhile, in aerospace, airplane manufacturer Boeing’s stock was weighed down by a labor strike, quality concerns, and executive turnover.

  The fund seeks to provide long-term growth of capital by investing in companies in the industrials sector that we believe are growing market share, benefiting from high barriers to entry, pursuing continuous operational improvement, and allocating capital well. At the end of the period, our largest allocations were to the industrial machinery, industrial conglomerates, and aerospace and defense segments.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,490	10,231	10,344
2015	10,441	10,266	10,209
2015	9,314	9,296	9,113
2015	9,863	9,764	9,742
2016	10,069	9,787	9,840
2016	10,286	9,884	9,683
2016	10,837	10,408	10,403
2016	10,832	10,531	10,601
2017	11,635	11,259	11,308
2017	12,348	11,740	11,861
2017	13,102	12,348	12,593
2017	13,639	13,056	13,268
2018	13,660	12,931	13,032
2018	13,274	13,000	12,578
2018	14,235	13,555	13,108
2018	11,979	11,827	11,141
2019	13,746	13,267	12,480
2019	14,526	13,746	12,996
2019	14,331	13,742	12,867
2019	15,685	14,973	13,841
2020	11,731	11,774	10,148
2020	14,458	14,036	12,086
2020	16,381	15,178	13,806
2020	20,401	17,406	16,593
2021	22,331	18,202	17,733
2021	22,886	19,548	18,621
2021	22,379	19,342	18,301
2021	23,409	20,633	19,704
2022	20,832	19,527	18,444
2022	17,176	16,469	15,132
2022	16,146	15,346	14,392
2022	18,354	16,844	15,584
2023	20,956	18,075	17,194
2023	22,658	19,191	18,616
2023	21,257	18,538	17,765
2023	23,924	20,584	19,681
2024	24,777	22,271	20,991
2024	24,150	22,910	20,631
2024	26,220	24,425	22,702
2024	25,171	24,183	22,607

202501-4140694, 202502-4108542

F153-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Industrials Fund (Investor Class)	5.21%	9.92%	9.67%
MSCI All Country World Index Net (Regulatory Benchmark)	17.49	10.06	9.23
MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net (Strategy Benchmark)	14.86	10.31	8.50

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$145,815
  Number of Portfolio Holdings97
  Investment Advisory Fees Paid (000s)$1,006
  Portfolio Turnover Rate60.9%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Industrial Conglomerates	16.2%
Industrial Machinery	14.7
Aerospace & Defense	12.7
Automobiles	10.7
Business Services	8.8
Road & Rail	8.0
Information Technology	7.8
Electrical Equipment	7.6
Construction & Farm Equipment	4.4
Other	9.1

Top Ten Holdings (as a % of Net Assets)

Tesla	10.6%
Siemens	3.3
Airbus	3.2
CSX	2.8
Fortive	2.8
General Electric	2.7
Norfolk Southern	2.4
Rolls-Royce Holdings	2.3
Parker-Hannifin	2.2
Recruit Holdings	2.0

How has the fund changed?

This is a summary of certain material changes to Global Industrials Fund. Effective March 1, 2025, the fund will typically invest in at least five countries, including the U.S., and the fund will typically invest at least 25% of its net assets in securities of foreign issuers. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Industrials Fund

Investor Class (RPGIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Global Industrials Fund

I Class (TRGAX)

This annual shareholder report contains important information about Global Industrials Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Industrials Fund - I Class	$76	0.74%

What drove fund performance during the past 12 months?

  Global industrials stocks produced generally positive results for the 12-month reporting period, led by strong performance in the U.S. At the sector level, companies in the automobiles, aerospace and defense, and electrical equipment segments performed well.

  Versus the MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net, stock selection and an underweight allocation in the air freight and logistics segment was a significant contributor to the fund’s relative performance. The portfolio benefited from exposure to delivery firm FedEx, which received support from an improving macroeconomic backdrop. Stock selection in the auto components segment also aided relative returns.

  Stock selection in the industrial information technology (IT) and aerospace and defense segments detracted from relative results versus the benchmark. In IT, our position in Uber Technologies was a drag on performance as concerns grew about the ride-hailing company’s access to autonomous vehicle technology. Meanwhile, in aerospace, airplane manufacturer Boeing’s stock was weighed down by a labor strike, quality concerns, and executive turnover.

  The fund seeks to provide long-term growth of capital by investing in companies in the industrials sector that we believe are growing market share, benefiting from high barriers to entry, pursuing continuous operational improvement, and allocating capital well. At the end of the period, our largest allocations were to the industrial machinery, industrial conglomerates, and aerospace and defense segments.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
5/3/17	500,000	500,000	500,000
6/30/17	514,864	511,592	510,965
9/30/17	546,243	538,103	542,467
12/31/17	569,067	568,937	571,542
3/31/18	570,811	563,466	561,370
6/30/18	555,113	566,473	541,851
9/30/18	595,667	590,700	564,671
12/31/18	501,521	515,375	479,950
3/31/19	575,981	578,122	537,604
6/30/19	609,127	599,003	559,858
9/30/19	601,441	598,848	554,271
12/31/19	658,621	652,451	596,250
3/31/20	493,471	513,054	437,136
6/30/20	608,186	611,657	520,658
9/30/20	689,277	661,387	594,721
12/31/20	859,150	758,506	714,796
3/31/21	941,528	793,181	763,884
6/30/21	965,786	851,823	802,137
9/30/21	945,065	842,842	788,382
12/31/21	989,072	899,113	848,821
3/31/22	881,127	850,914	794,529
6/30/22	727,214	717,656	651,837
9/30/22	683,829	668,714	619,992
12/31/22	777,860	734,000	671,333
3/31/23	889,134	787,625	740,694
6/30/23	962,257	836,279	801,917
9/30/23	903,441	807,824	765,282
12/31/23	1,017,338	896,962	847,819
3/31/24	1,054,642	970,480	904,260
6/30/24	1,028,530	998,326	888,745
9/30/24	1,117,527	1,064,354	977,957
12/31/24	1,074,287	1,053,829	973,841

202501-4140694, 202502-4108542

F1090-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 5/3/17
Global Industrials Fund (I Class)	5.60%	10.28%	10.49%
MSCI All Country World Index Net (Regulatory Benchmark)	17.49	10.06	10.22
MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net (Strategy Benchmark)	14.86	10.31	9.09

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$145,815
  Number of Portfolio Holdings97
  Investment Advisory Fees Paid (000s)$1,006
  Portfolio Turnover Rate60.9%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Industrial Conglomerates	16.2%
Industrial Machinery	14.7
Aerospace & Defense	12.7
Automobiles	10.7
Business Services	8.8
Road & Rail	8.0
Information Technology	7.8
Electrical Equipment	7.6
Construction & Farm Equipment	4.4
Other	9.1

Top Ten Holdings (as a % of Net Assets)

Tesla	10.6%
Siemens	3.3
Airbus	3.2
CSX	2.8
Fortive	2.8
General Electric	2.7
Norfolk Southern	2.4
Rolls-Royce Holdings	2.3
Parker-Hannifin	2.2
Recruit Holdings	2.0

How has the fund changed?

This is a summary of certain material changes to Global Industrials Fund. Effective March 1, 2025, the fund will typically invest in at least five countries, including the U.S., and the fund will typically invest at least 25% of its net assets in securities of foreign issuers. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Industrials Fund

I Class (TRGAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$26,450	$27,575
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPGIX Global Industrials Fund
TRGAX Global Industrials Fund–
.
I Class

T. ROWE PRICE Global Industrials Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/3 1/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 19.07 $ 14.67 $ 19.08 $ 16.91 $ 13.29
Investment activities
Net investment income
(1)(2)
0.06 0.06 0.04 0.03 0.06
Net realized and unrealized
gain/loss 0.94 4.39 (4.16) 2.46 3.93
Total from investment
activities 1.00 4.45 (4.12) 2.49 3.99
Distributions
Net investment income (0.08) (0.05) (0.02) (0.01) (0.03)
Net realized gain — — (0.27) (0.31) (0.34)
Total distributions (0.08) (0.05) (0.29) (0.32) (0.37)
NET ASSET VALUE
End of period $ 19.99 $ 19.07 $ 14.67 $ 19.08 $ 16.91
Ratios/Supplemental Data
Total return
(2)(3)
5.21% 30.35% (21.59)% 14.74% 30.06%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.15% 1.08% 1.14% 1.05% 1.66%
Net expenses after waivers/
payments by Price Associates 1.05% 1.05% 1.05% 1.05% 1.05%
Net investment income 0.31% 0.34% 0.25% 0.14% 0.46%
Portfolio turnover rate 60.9% 56.1% 47.6% 39.7% 58.4%
Net assets, end of period (in
thousands) $68,663 $102,813 $62,071 $184,811 $85,861
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Industrials Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 19.09 $ 14.68 $ 19.15 $ 17.00 $ 13.32
Investment activities
Net investment income
(1)(2)
0.12 0.11 0.09 0.09 0.09
Net realized and unrealized
gain/loss 0.95 4.41 (4.17) 2.47 3.96
Total from investment
activities 1.07 4.52 (4.08) 2.56 4.05
Distributions
Net investment income (0.13) (0.11) (0.12) (0.10) (0.03)
Net realized gain — — (0.27) (0.31) (0.34)
Total distributions (0.13) (0.11) (0.39) (0.41) (0.37)
NET ASSET VALUE
End of period $ 20.03 $ 19.09 $ 14.68 $ 19.15 $ 17.00
Ratios/Supplemental Data
Total return
(2)(3)
5.60% 30.79% (21.35)% 15.12% 30.45%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.91% 0.87% 0.90% 0.82% 1.42%
Net expenses after
waivers/payments by Price
Associates 0.74% 0.74% 0.74% 0.73% 0.73%
Net investment income 0.62% 0.67% 0.60% 0.49% 0.63%
Portfolio turnover rate 60.9% 56.1% 47.6% 39.7% 58.4%
Net assets, end of period (in
thousands) $77,152 $104,259 $74,851 $90,065 $14,238
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Industrials Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.4%
INDUSTRIALS & BUSINESS SERVICES  97.3%
Aerospace & Defense  12.5%
Airbus (EUR)  29,019 4,647
Boeing (1) 13,804 2,443
Booz Allen Hamilton Holding  3,998 515
Honeywell International  9,398 2,123
L3Harris Technologies  6,854 1,441
Montana Aerospace (CHF) (1) 75,707 1,196
Rolls-Royce Holdings (GBP) (1) 463,726 3,288
Spirit AeroSystems Holdings, Class A (1) 10,049 342
Standardaero (1) 8,652 214
TransDigm Group  1,608 2,038
18,247
Air Freight & Logistics  0.3%
FedEx  1,449 408
408
Auto Components  2.6%
Aptiv (1) 21,850 1,321
Atmus Filtration Technologies  37,027 1,451
BOE Varitronix (HKD) (2) 1,246,000 1,080
3,852
Automobiles  10.6%
Tesla (1) 38,084 15,380
15,380
Building Products  3.0%
Fortune Brands Innovations  17,497 1,195
Steel Dynamics  21,492 2,452
WillScot Holdings (1) 21,320 713
4,360
Business Services  7.8%
API Group (1) 27,496 989
Compass Group (GBP)  71,918 2,393
Eurofins Scientific (EUR)  16,502 842
GE HealthCare Technologies  17,963 1,404
Keysight Technologies (1) 8,877 1,426
Persol Holdings (JPY)  423,000 634
Recruit Holdings (JPY)  41,900 2,912
Visional (JPY) (1) 15,000 757
11,357

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
Construction & Engineering  2.1%
Larsen & Toubro (INR)  33,373 1,403
SPIE (EUR)  55,300 1,720
3,123
Construction & Farm Equipment  4.4%
AGCO (2) 7,911 739
CRRC, A Shares (CNH)  816,000 937
Cummins  4,468 1,558
Deere  1,118 474
HD Korea Shipbuilding & Offshore Engineering (KRW) (1) 7,923 1,218
Toro  19,961 1,599
6,525
Electrical Equipment  7.6%
BE Semiconductor Industries (EUR)  9,182 1,258
Belden (2) 6,755 761
GE Vernova  6,468 2,127
Idec (JPY)  32,300 506
Omron (JPY)  41,600 1,401
Rockwell Automation  2,999 857
Roper Technologies  3,981 2,069
Schneider Electric (EUR)  3,590 894
Sensata Technologies Holding  19,553 536
Shenzhen Inovance Technology, A Shares (CNH)  81,000 651
11,060
Industrial Conglomerates  15.6%
3M  19,891 2,568
Corning  33,619 1,598
Fortive  54,680 4,101
General Electric  23,959 3,996
GVS (EUR) (1) 62,458 318
Linde  4,975 2,083
Nippon Sanso Holdings (JPY)  28,800 799
Schlumberger  45,920 1,760
Siemens (EUR)  24,605 4,798
TKH Group, CVA (EUR) (2) 18,832 650
22,671
Industrial Machinery  14.7%
Airtac International Group (TWD)  9,000 231
Daimler Truck Holding (EUR)  27,023 1,035
Dover  11,930 2,238
Harmonic Drive Systems (JPY) (2) 32,900 689

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
Hoshizaki (JPY) (2) 19,000 747
Ingersoll Rand  26,593 2,405
KION Group (EUR)  51,037 1,685
Middleby (1) 3,211 435
Miura (JPY)  100,800 2,507
Parker-Hannifin  5,070 3,225
Quaker Chemical (2) 8,111 1,142
Stanley Black & Decker  28,148 2,260
TE Connectivity  9,487 1,356
TechnipFMC  50,819 1,471
21,426
Information Technology  7.6%
ATS (CAD) (1)(2) 11,796 360
Keyence (JPY)  5,200 2,114
NARI Technology, A Shares (CNH)  389,346 1,346
Renesas Electronics (JPY)  164,500 2,082
Silergy (TWD)  49,000 601
Uber Technologies (1) 23,095 1,393
Verra Mobility (1) 48,466 1,172
Vertiv Holdings, Class A  5,355 608
Zebra Technologies, Class A (1) 3,635 1,404
11,080
Road & Rail  8.0%
Canadian Pacific Kansas City  20,197 1,462
Container Corp. of India (INR)  54,006 496
CSX  128,313 4,141
Descartes Systems Group (1) 2,596 295
Kyushu Railway (JPY)  21,700 529
Norfolk Southern  14,642 3,436
Old Dominion Freight Line  7,626 1,345
11,704
Utilities  0.5%
JSW Energy (INR)  93,535 700
700
Total Industrials & Business Services 141,893

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
NON-INDUSTRIALS  0.3%
Non-Industrials  0.3%
Open House Group (JPY)  13,500 456
Total Non-Industrials 456
Total Miscellaneous Common Stocks  0.8% (3) 1,258
Total Common Stocks (Cost $115,362) 143,607
CONVERTIBLE PREFERRED STOCKS  1.3%
INDUSTRIALS & BUSINESS SERVICES  1.3%
Aerospace & Defense  0.2%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $656 (1)(4)(5) 16,521 12
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $1,034 (1)(4)(5) 17,010 12
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $429 (1)(4)
(5) 76,918 212
236
Automobiles  0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $149 (1)(4)
(5) 3,598 70
70
Business Services  1.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $1,011 (1)(4)(5) 21,331 1,264
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $193 (1)(4)(5) 4,046 240
1,504
Information Technology  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $375 (1)
(4)(5) 18,014 36
36
Total Industrials & Business Services 1,846
Total Convertible Preferred Stocks (Cost $3,847) 1,846
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 4.53% (6)(7) 257,199 257
Total Short-Term Investments (Cost $257) 257

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  3.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund, 4.53% (6)(7) 4,981,655 4,982
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 4,982
Total Securities Lending Collateral (Cost $4,982) 4,982
Total Investments in Securities
103.3% of Net Assets
(Cost $124,448) $ 150,692
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at December 31, 2024.
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,846 and represents 1.3% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
CAD Canadian Dollar
CHF Swiss Franc
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
TWD Taiwan Dollar

T. ROWE PRICE Global Industrials Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 52++
Totals $ —# $ — $ 52+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 10,618  ¤  ¤ $ 5,239
Total $ 5,239^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $52 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,239.

T. ROWE PRICE Global Industrials Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $124,448) $ 150,692
Receivable for investment securities sold 467
Dividends receivable 84
Foreign currency (cost $38) 38
Receivable for shares sold 24
Other assets 193
Total assets 151,498
Liabilities
Obligation to return securities lending collateral 4,982
Payable for investment securities purchased 367
Payable for shares redeemed 113
Investment management fees payable 87
Due to affiliates 10
Other liabilities 124
Total liabilities 5,683
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 145,815

T. ROWE PRICE Global Industrials Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 23,715
Paid-in capital applicable to 7,286,472 shares of $0.01 par
value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 122,100
NET ASSETS $ 145,815
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $68,663; Shares outstanding: 3,434,337) $ 19.99
I Class
(Net assets: $77,152; Shares outstanding: 3,852,135) $ 20.03

T. ROWE PRICE Global Industrials Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $160) $ 2,440
Securities lending 54
Total income 2,494
Expenses
Investment management 1,257
Shareholder servicing
Investor Class $ 204
I Class 16 220
Prospectus and shareholder reports
Investor Class 18
I Class 5 23
Custody and accounting 219
Legal and audit 81
Registration 47
Directors 1
Miscellaneous 19
Waived / paid by Price Associates (251)
Total expenses 1,616
Net investment income 878

T. ROWE PRICE Global Industrials Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $128) 20,231
Foreign currency transactions 23
Net realized gain 20,254
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(155)) (11,387)
Other assets and liabilities denominated in foreign currencies (11)
Change in net unrealized gain / loss (11,398)
Net realized and unrealized gain / loss 8,856
INCREASE IN NET ASSETS FROM OPERATIONS $ 9,734

T. ROWE PRICE Global Industrials Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 878 $ 949
Net realized gain 20,254 1,608
Change in net unrealized gain / loss (11,398) 41,571
Increase in net assets from operations 9,734 44,128
Distributions to shareholders
Net earnings
Investor Class (266) (270)
I Class (510) (577)
Decrease in net assets from distributions (776) (847)
Capital share transactions
*
Shares sold
Investor Class 17,840 80,666
I Class 14,353 26,888
Distributions reinvested
Investor Class 263 267
I Class 498 571
Shares redeemed
Investor Class (56,118) (60,419)
I Class (47,051) (21,104)
Increase (decrease) in net assets from capital
share transactions (70,215) 26,869
Net Assets
Increase (decrease) during period (61,257) 70,150
Beginning of period 207,072 136,922
End of period $ 145,815 $ 207,072
*Share information (000s)
Shares sold
Investor Class 921 4,699
I Class 737 1,562
Distributions reinvested
Investor Class 12 14
I Class 24 30
Shares redeemed
Investor Class (2,891) (3,554)
I Class (2,369) (1,230)
Increase (decrease) in shares outstanding (3,566) 1,521

T. ROWE PRICE Global Industrials Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Industrials
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term growth of capital. The fund has two classes of shares: the Global Industrials Fund
(Investor Class) and the Global Industrials Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded

T. ROWE PRICE Global Industrials Fund

on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Global Industrials Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Global Industrials Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Global Industrials Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 93,727 $ 49,880 $ — $ 143,607
Convertible Preferred Stocks — — 1,846 1,846
Short-Term Investments 257 — — 257
Securities Lending Collateral 4,982 — — 4,982
Total $ 98,966 $ 49,880 $ 1,846 $ 150,692

T. ROWE PRICE Global Industrials Fund

accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at December 31, 2024, totaled $(1,554,000) for the year ended December 31, 2024. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
12/31/24
Investment in Securities
Convertible Preferred Stocks $ 2,746 $ (900) $ 1,690 $ (1,690) $ 1,846

T. ROWE PRICE Global Industrials Fund

the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $4,751,000; the value of cash collateral and related investments was $4,982,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $110,618,000 and
$177,742,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of foreign capital gains taxes.

T. ROWE PRICE Global Industrials Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended December 31, 2024, the fund utilized $17,235,000 of capital loss carryforwards.
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 776 $ 847
($000s)
Cost of investments $ 125,351
Unrealized appreciation $ 36,165
Unrealized depreciation (10,902)
Net unrealized appreciation (depreciation) $ 25,263
($000s)
Undistributed ordinary income $ 147
Net unrealized appreciation (depreciation) 25,263
Loss carryforwards and deferrals (1,695)
Total distributable earnings (loss) $ 23,715

T. ROWE PRICE Global Industrials Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total

T. ROWE PRICE Global Industrials Fund

expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $618,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
Investor
Class I Class
Expense limitation/I Class Limit 1.05% 0.05%
Expense limitation date 02/28/27 02/28/27
(Waived)/repaid during the period ($000s) $(81) $(170)

T. ROWE PRICE Global Industrials Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2024, expenses incurred pursuant to these service agreements were $118,000 for Price Associates; $120,000 for T. Rowe Price Services, Inc.; and less than
$1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Global Industrials Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - BORROWING
To provide temporary liquidity, the fund may borrow from other T. Rowe Price-
sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended December 31, 2024, the fund incurred $1,000 in interest expense related to outstanding borrowings on one day in the average amount of $7,400,000 and at an average annual rate of
6.17%. At December 31, 2024, there were no borrowings outstanding.

T. ROWE PRICE Global Industrials Fund

NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Global Industrials Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Global Industrials Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Industrials Fund (one of the
funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Industrials Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Industrials Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $2,217,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $864,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F153-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025